SEGMENTED INFORMATION (Details Narrative) - Segment	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Number of operating segment	1	1
Operating segments description	100% of the revenue and non-current assets are in the United States	100